Financial instruments - Summary of Movement in Contingent Consideration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Balance at the beginning of the year	$ 703,312
Balance at the end of the year	647,032	$ 703,312
Level 3 of fair value hierarchy [member] | Contingent consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Balance at the beginning of the year	42,256	0
On acqusitions (Refer Note 4(a), 4(b), 4(d))	0	43,534
Payable upon achievement of target (Refer Note 4(b))	0	(2,168)
Gain/(loss) recognised in the consolidated statement of income Refer Note 4(a), 4(d))	(22,470)	0
Finance expense recognized in the consolidated statement of income	1,044	706
Translation	(320)	184
Balance at the end of the year	$ 20,510	$ 42,256